Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Due from related party	$ 878	$ 460
Due from related party, non-current	1,350	1,350
Liabilities:
Due to related party, current	302	230
Due to related party, non-current	0	35,000
Working capital advances granted to the Manager (a)
Assets:
Due from related party	878	460
Security deposits to Manager (a)
Assets:
Due from related party, non-current	1,350	1,350
Executive service charges due to Manager (d)
Liabilities:
Due to related party, current	147	0
Administrative service charges due to Manager (e)
Liabilities:
Due to related party, current	30	30
Other Partnership expenses due to Manager
Liabilities:
Due to related party, current	125	200
Credit financing balance due to Sponsor (c)
Liabilities:
Due to related party, non-current	0	35,000
Dynagas Ltd.
Liabilities:
Due to related party, current	302	230
Dynagas Holding Ltd
Liabilities:
Due to related party, non-current	$ 0	$ 35,000